Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Schedule Of Quarterly Financial Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
NORTHWEST NATURAL GAS COMPANY
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	Quarter ended(1)
In thousands, except per share data	March 31	June 30	September 30	December 31
2017
Operating revenues	$295,724	$134,476	$86,212	$238,626
Net income (loss) from continuing operations	41,397	4,075	(7,887)	34,488
Loss from discontinued operations, net of tax	(1,087)	(1,346)	(608)	(124,655)
Net income (loss)	40,310	2,729	(8,495)	(90,167)
Average common shares outstanding:
Basic	28,633	28,648	28,678	28,716
Diluted	28,723	28,717	28,678	28,797
Earnings (loss) from continuing operations per share of common stock:
Basic	1.45	0.14	(0.28)	1.20
Diluted	1.44	0.14	(0.28)	1.20
Loss from discontinued operations per share of common stock:
Basic	(0.04)	(0.04)	(0.02)	(4.34)
Diluted	(0.04)	(0.04)	(0.02)	(4.33)
Earnings (loss) per share of common stock:
Basic	1.41	0.10	(0.30)	(3.14)
Diluted	1.40	0.10	(0.30)	(3.13)

2016
Operating revenues	$253,934	$97,077	$85,457	$231,705
Net income (loss) from continuing operations	37,511	2,793	(7,505)	29,620
Loss from discontinued operations, net of tax	(870)	(774)	(535)	(1,345)
Net income (loss)	36,641	2,019	(8,040)	28,275
Average common shares outstanding:
Basic	27,448	27,510	27,554	28,071
Diluted	27,560	27,632	27,554	28,202
Earnings (loss) from continuing operations per share of common stock:
Basic	1.37	0.10	(0.27)	1.06
Diluted	1.36	0.10	(0.27)	1.05
Loss from discontinued operations per share of common stock:
Basic	(0.03)	(0.03)	(0.02)	(0.05)
Diluted	(0.03)	(0.03)	(0.02)	(0.05)
Earnings (loss) per share of common stock:
Basic	1.33	0.07	(0.29)	1.01
Diluted	1.33	0.07	(0.29)	1.00

(1)
Quarterly earnings (loss) per share are based upon the average number of common shares outstanding during each quarter. Variations in earnings between quarterly periods are due primarily to the seasonal nature of our business.